Schedule of employee benefits liability (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of defined benefit plans [abstract]
Defined benefit obligation		₨ 87,180	₨ 71,449
Liability for compensated absences		41,200	25,708
Total		128,380	97,157
Current	$ 732	62,550	41,307
Non Current	$ 771	65,830	55,850
Net Unfunded liability		₨ 87,180	₨ 71,449